Lease (Details) - Schedule of components of finance leases obligation - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Finance lease cost:
Depreciation	$ 23,909	$ 23,909
Interest on lease liabilities	2,590	3,990
Operating lease cost	212,640	288,057
Short-term lease cost	43,014	31,868
Variable lease cost
Sublease income
Total lease cost	282,153	347,824
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	206,126	270,434
Financing cash flows from finance leases	26,922	26,924
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 1,086,732
Weighted-average remaining lease term – finance leases	1 year 4 months 24 days	2 years 4 months 24 days
Weighted-average remaining lease term – operating leases	1 year 1 month 6 days	1 year 10 months 24 days
Weighted-average discount rate – finance leases	2.50%	2.50%
Weighted-average discount rate – operating leases	8.00%	8.00%